Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
The following is a summary of cash and cash equivalents:

	December 31, 2019	December 31, 2020
	RMB	RMB
Cash and cash equivalents:
RMB	42,358	152,032
US$	40,241	161,663
Others	110	1,764

Total cash and cash equivalents	82,709	315,459